Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 27	$ 3,394	$ 3,437
Less: Writes-offs		(3,359)
Less: Reversal for collection of bad debt	2		(54)
Translation adjustment	(1)	(8)	11
Balance at end of year	$ 28	$ 27	$ 3,394